PROFIT SHARE ALLOCATION (Tables)	12 Months Ended
Dec. 31, 2018
Millburn Multi Markets Trading L P [Member]
Schedule Of Profit Share Allocation

Profit share allocation for the years ended December 31, 2018 and 2017 were as follows:

	Profit Share

	2018	2017

US Feeder	$1,075,724	$1,338,994
Cayman Feeder	3,831,276	2,376,745
Other (1)	68,303	16,962
Total	$4,975,303	$3,732,701

(1) Direct investors in the Partnership